Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) [Line Items]
Balance at beginning		$ 15,933,010
Amortization for the year		(4,857,269)	$ (2,734,258)
Impairment loss for the year		995,821
Balance at ending		16,334,777	15,933,010
Software [Member]
Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) [Line Items]
Balance at beginning		6,016,762
Balance at ending		4,830,932	6,016,762
Trademark use rights [Member]
Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) [Line Items]
Balance at beginning		9,916,248
Balance at ending		11,503,845	9,916,248
Cost [Member]
Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) [Line Items]
Balance at beginning		18,628,470
Additions		5,565,217	18,855,281
Translation adjustment		970,373	(226,811)
Balance at ending		25,164,060	18,628,470
Cost [Member] | Software [Member]
Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) [Line Items]
Balance at beginning		6,942,418
Additions			7,001,021
Translation adjustment		303,980	(58,603)
Balance at ending		7,246,398	6,942,418
Cost [Member] | Trademark use rights [Member]
Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) [Line Items]
Balance at beginning		11,686,052
Additions		5,565,217	11,854,260
Translation adjustment		666,393	(168,208)
Balance at ending		17,917,662	11,686,052
Accumulated Amortization and Impairment [Member]
Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) [Line Items]
Balance at beginning		(2,695,460)
Amortization for the year		(4,857,269)	(2,734,258)
Impairment loss for the year	[1]	(995,821)
Translation adjustment		(280,733)	38,798
Balance at ending		(8,829,283)	(2,695,460)
Accumulated Amortization and Impairment [Member] | Software [Member]
Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) [Line Items]
Balance at beginning		(925,656)
Amortization for the year		(1,410,081)	(938,979)
Impairment loss for the year	[1]
Translation adjustment		(79,729)	13,323
Balance at ending		(2,415,466)	(925,656)
Accumulated Amortization and Impairment [Member] | Trademark use rights [Member]
Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) [Line Items]
Balance at beginning		(1,769,804)
Amortization for the year		(3,447,188)	(1,795,279)
Impairment loss for the year	[1]	(995,821)
Translation adjustment		(201,004)	25,475
Balance at ending		$ (6,413,817)	$ (1,769,804)

[1]	The Company assessed the recoverable amount of each trademark right. As at December 31, 2025, the expected discounted future cash flows for 4 out of the 12 trademark rights were lower than their respective carrying amounts. Accordingly, an aggregate impairment provision of $995,821 was recognized for the 2025 financial year.